ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jun. 18, 2025	Jun. 13, 2025	Mar. 31, 2026	Mar. 23, 2026	Jan. 27, 2026	Jan. 02, 2026
PJ Marine Singapore Pte Ltd [Member]
ScheduleOfOrganizationAndPrincipalActivitiesLineItem [Line Items]
Percentage of direct or indirect interests			100.00%			100.00%
Peijun Marine Consultant Co Ltd [Member]
ScheduleOfOrganizationAndPrincipalActivitiesLineItem [Line Items]
Percentage of direct or indirect interests			60.00%		60.00%
PJ Marine Shanghai Co Ltd [Member]
ScheduleOfOrganizationAndPrincipalActivitiesLineItem [Line Items]
Percentage of direct or indirect interests			60.00%	60.00%
IPO [Member] | Common Class A [Member]
ScheduleOfOrganizationAndPrincipalActivitiesLineItem [Line Items]
Number of shares issued	487,500	3,250,000
Number of shares issued, per share	$ 4.00	$ 4.00
Number of shares issued		$ 13.0
Purchase of warrant, term	5 years	5 years
Purchase of warrant	24,375	162,500
Purchase of warrant, per share	$ 5.00	$ 5.00